Employee benefit plans - Additional Information (Detail) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2012 Equity securities Common stocks Japan	Mar. 31, 2011 Equity securities Common stocks Japan	Mar. 31, 2012 Equity securities Common stocks Foreign	Mar. 31, 2011 Equity securities Common stocks Foreign	Mar. 31, 2012 Debt securities Government bonds Japan	Mar. 31, 2011 Debt securities Government bonds Japan	Mar. 31, 2012 Debt securities Government bonds Foreign	Mar. 31, 2011 Debt securities Government bonds Foreign
Pension and Other Postretirement Benefits Disclosure [Line Items]
Accumulated benefit obligation for all defined benefit pension plans	$ 21,471	¥ 1,764,721	¥ 1,584,627
Estimated prior service costs	(71)	(5,800)
Estimated net actuarial loss	251	20,600
Percentage of plan assets invested in equity securities	50.00%	50.00%
Percentage of plan assets invested in debt securities	30.00%	30.00%
Plan asset allocation				52.00%	51.00%	48.00%	49.00%	25.00%	25.00%	75.00%	75.00%
Expected contribution to pension plans	$ 1,277	¥ 104,943